Other Real Estate Owned (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Real Estate [Roll Forward]
Balance, Beginning of Year	$ 15,502,462	$ 15,940,693	$ 20,445,085
Additions	3,852,848	10,251,006	9,729,174
Sales of OREO	(7,102,136)	(7,804,080)	(9,711,890)
Loss on Sale	(844,515)	(1,563,739)	(1,818,967)
Provision for Losses	(1,006,827)	(1,321,418)	(2,702,709)
Balance, Ending of Year	$ 10,401,832	$ 15,502,462	$ 15,940,693